SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade payables	$ 2,723,531	$ 987,498	$ 1,603,284
Payroll related liabilities	452,751	521,692	60,455
Accrued liabilities	186,148	282,032	66,622
Total accounts payable and accrued liabilities	$ 3,362,430	$ 1,791,222	$ 1,730,361